Property and equipment - Summary of Property, Equipment and Depreciation is allocated (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Beginning balance	$ 751,693
Charge for the year	256,666	$ 356,288	$ 604,304
Ending balance	457,802	751,693
Cost
Property and equipment
Beginning balance	1,816,893	2,254,139
Additions		17,237
Assets classified as held for sale		(417,987)
Foreign currency adjustments	(587,212)	(36,496)
Ending balance	1,229,681	1,816,893	2,254,139
Accumulated depreciation and impairment
Property and equipment
Beginning balance	(1,065,200)	(983,301)
Assets classified as held for sale		260,279
Foreign currency adjustments	549,987	14,110
Charge for the year	256,666	356,288
Ending balance	(771,879)	(1,065,200)	(983,301)
Furniture, fittings and equipment
Property and equipment
Beginning balance	160,367
Ending balance	37,201	160,367
Furniture, fittings and equipment | Cost
Property and equipment
Beginning balance	979,049	1,415,970
Additions		17,237
Assets classified as held for sale		(417,987)
Foreign currency adjustments	(525,629)	(36,171)
Ending balance	453,420	979,049	1,415,970
Furniture, fittings and equipment | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(818,682)	(894,882)
Assets classified as held for sale		260,279
Foreign currency adjustments	504,625	13,984
Charge for the year	102,162	198,063
Ending balance	(416,219)	(818,682)	(894,882)
Leasehold improvements
Property and equipment
Beginning balance	591,326
Ending balance	420,601	591,326
Leasehold improvements | Cost
Property and equipment
Beginning balance	837,844	838,169
Foreign currency adjustments	(61,583)	(325)
Ending balance	776,261	837,844	838,169
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(246,518)	(88,419)
Foreign currency adjustments	45,362	126
Charge for the year	154,504	158,225
Ending balance	$ (355,660)	$ (246,518)	$ (88,419)